Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000127985
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Trading Symbol	OTRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$138	2.77%Footnote Reference*

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 0.97% for the six months ending June 30, 2025. The Bloomberg 1-3 Months U.S. Treasury Bill index, the Fund’s primary benchmark gained 2.13% for the same period.

Strategy

The OnTrack Core Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices. The portfolio managers use a flexible approach that emphasizes capital preservation but allows them to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe additional risk is warranted by favorable market conditions.

Techniques

Treasury yields declined early in the year as investors anticipated Federal Reserve rate cuts beginning in March. However, inflation eased more slowly than expected, prompting the Fed to temper expectations for an early cut. Bond yields moved higher, small-cap equities weakened, high-yield bond momentum slowed, and the S&P 500 Index briefly paused.

Elevated interest rates slowed the economy more than expected in the first quarter of 2024. Entering April, the Fund was fully invested and leveraged in bond and income funds, preferred stock funds, and a limited equity exposure. Trade policy uncertainty and tariff concerns pressured both stocks and bonds in April, prompting position reductions in line with our risk-managed approach.

The S&P 500 rebounded in May to reach new highs, while the Russell 2000 recovered most April losses but fell short of new highs. As markets improved, the Fund returned to fully invested, leveraged positions in low-volatility bond and income funds. However, concerns over the inflationary impact of tariffs kept the Fed in a “higher-for-longer” stance, sustaining volatility.

In June, market breadth narrowed, reflected in the divergence between the capitalization-weighted and equal-weight S&P 500 Indexes. Unemployment edged higher, weekly jobless claims reached their highest since August, and inflation ticked lower. Geopolitical tensions—including wars in Ukraine and Gaza, and U.S./Israeli air strikes in Iran—added to uncertainty.

Despite volatility, anticipation of the Fed’s first rate cut should support bonds, particularly Treasuries, municipal bonds, and investment-grade corporates. The Fund remains fully invested and leveraged in bond and income mutual funds and preferred stock funds, with readiness to reduce exposure if conditions warrant.

The second half of 2025 will be driven by Fed policy, inflation trends, and economic resilience. Rate cuts could favor select bond groups. Geopolitical risks and trade tensions remain headwinds. We will emphasize flexibility, maintaining core income holdings while adjusting allocations as market conditions evolve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	OnTrack Core Fund	Bloomberg U.S. Treasury Bills: 1-3 Months	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index TR
Jun-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,147	$10,014	$10,600	$10,399
Jun-2017	$11,058	$10,058	$10,567	$12,260
Jun-2018	$11,129	$10,188	$10,525	$14,023
Jun-2019	$11,217	$10,419	$11,353	$15,483
Jun-2020	$13,217	$10,573	$12,345	$16,645
Jun-2021	$15,406	$10,581	$12,304	$23,436
Jun-2022	$14,668	$10,599	$11,038	$20,948
Jun-2023	$14,093	$10,994	$10,934	$25,053
Jun-2024	$15,247	$11,599	$11,222	$31,204
Jun-2025	$15,221	$12,150	$11,904	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
OnTrack Core Fund	0.97%	-0.17%	2.86%	4.29%
Bloomberg U.S. Treasury Bills: 1-3 Months	2.13%	4.75%	2.82%	1.97%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
S&P 500 Index TR	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,346,866
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 310,089
InvestmentCompanyPortfolioTurnover	277.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,346,866 Number of Portfolio Holdings18 Advisory Fee $310,089 Portfolio Turnover277%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.6%
Exchange-Traded Funds	7.0%
Open End Funds	90.4%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	1%
Fixed Income - Other	3%
High Yield Bond	27%
Income - International	16%
Floating Rate	19%
Preferred	34%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Institutional Class	15.1%
BNY Mellon Floating Rate Income Fund Class I	14.9%
Nuveen Preferred Securities and Income Fund Class I	10.1%
Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class	10.1%
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	10.0%
Eaton Vance Global Macro Absolute Return Fund Class I	6.2%
Pacer Pacific Asset Floating Rate High Income ETF	5.9%
Cohen & Steers Preferred Securities and Income Class I	5.0%
Diamond Hill Short Duration Securitized Bond Fund Class I	4.1%
Fidelity Government Portfolio Institutional Class, 4.180%,	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
Updated Prospectus Web Address	www.ontrackcore.com/funddocuments
C000121122
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Trading Symbol	OTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$130	2.60%Footnote Reference*

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 1.06% for the six months ending June 30, 2025. The Bloomberg 1-3 Months U.S. Treasury Bill index, the Fund’s primary benchmark gained 2.13% for the same period.

Strategy

The OnTrack Core Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices. The portfolio managers use a flexible approach that emphasizes capital preservation but allows them to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe additional risk is warranted by favorable market conditions.

Techniques

Treasury yields declined early in the year as investors anticipated Federal Reserve rate cuts beginning in March. However, inflation eased more slowly than expected, prompting the Fed to temper expectations for an early cut. Bond yields moved higher, small-cap equities weakened, high-yield bond momentum slowed, and the S&P 500 Index briefly paused.

Elevated interest rates slowed the economy more than expected in the first quarter of 2024. Entering April, the Fund was fully invested and leveraged in bond and income funds, preferred stock funds, and a limited equity exposure. Trade policy uncertainty and tariff concerns pressured both stocks and bonds in April, prompting position reductions in line with our risk-managed approach.

The S&P 500 rebounded in May to reach new highs, while the Russell 2000 recovered most April losses but fell short of new highs. As markets improved, the Fund returned to fully invested, leveraged positions in low-volatility bond and income funds. However, concerns over the inflationary impact of tariffs kept the Fed in a “higher-for-longer” stance, sustaining volatility.

In June, market breadth narrowed, reflected in the divergence between the capitalization-weighted and equal-weight S&P 500 Indexes. Unemployment edged higher, weekly jobless claims reached their highest since August, and inflation ticked lower. Geopolitical tensions—including wars in Ukraine and Gaza, and U.S./Israeli air strikes in Iran—added to uncertainty.

Despite volatility, anticipation of the Fed’s first rate cut should support bonds, particularly Treasuries, municipal bonds, and investment-grade corporates. The Fund remains fully invested and leveraged in bond and income mutual funds and preferred stock funds, with readiness to reduce exposure if conditions warrant.

The second half of 2025 will be driven by Fed policy, inflation trends, and economic resilience. Rate cuts could favor select bond groups. Geopolitical risks and trade tensions remain headwinds. We will emphasize flexibility, maintaining core income holdings while adjusting allocations as market conditions evolve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	OnTrack Core Fund	Bloomberg U.S. Treasury Bills: 1-3 Months	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index TR
Jun-2015	$10,000	$10,000	$10,000	$10,000
Jun-2016	$10,170	$10,014	$10,600	$10,399
Jun-2017	$11,107	$10,058	$10,567	$12,260
Jun-2018	$11,204	$10,188	$10,525	$14,023
Jun-2019	$11,309	$10,419	$11,353	$15,483
Jun-2020	$13,355	$10,573	$12,345	$16,645
Jun-2021	$15,596	$10,581	$12,304	$23,436
Jun-2022	$14,872	$10,599	$11,038	$20,948
Jun-2023	$14,318	$10,994	$10,934	$25,053
Jun-2024	$15,514	$11,599	$11,222	$31,204
Jun-2025	$15,517	$12,150	$11,904	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
OnTrack Core Fund	1.06%	0.02%	3.05%	4.49%
Bloomberg U.S. Treasury Bills: 1-3 Months	2.13%	4.75%	2.82%	1.97%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
S&P 500 Index TR	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 24,346,866
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 310,089
InvestmentCompanyPortfolioTurnover	277.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,346,866 Number of Portfolio Holdings18 Advisory Fee $310,089 Portfolio Turnover277%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.6%
Exchange-Traded Funds	7.0%
Open End Funds	90.4%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	1%
Fixed Income - Other	3%
High Yield Bond	27%
Income - International	16%
Floating Rate	19%
Preferred	34%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Institutional Class	15.1%
BNY Mellon Floating Rate Income Fund Class I	14.9%
Nuveen Preferred Securities and Income Fund Class I	10.1%
Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class	10.1%
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	10.0%
Eaton Vance Global Macro Absolute Return Fund Class I	6.2%
Pacer Pacific Asset Floating Rate High Income ETF	5.9%
Cohen & Steers Preferred Securities and Income Class I	5.0%
Diamond Hill Short Duration Securitized Bond Fund Class I	4.1%
Fidelity Government Portfolio Institutional Class, 4.180%,	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
Updated Prospectus Web Address	www.ontrackcore.com/funddocuments